Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

TPG RE Finance Trust, Inc. 888 Seventh Avenue, 35th Floor New York, New York 10106

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of TRTX 2022-FL5 notes by TRTX 2022-FL5 Issuer, Ltd. and TRTX 2022-FL5 Co-Issuer, LLC. TPG RE Finance Trust, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Morgan Stanley & Co. LLC, J.P. Morgan Securities LLC, Barclays Capital Inc. and BofA Securities, Inc. (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File, which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 28, 2022, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 20 mortgage interests secured by 116 mortgaged properties (collectively, the “Collateral Interests”).

From December 16, 2021 through January 28, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) existence or ownership of the Collateral Interests or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

Member of Deloitte Touche Tohmatsu Limited

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for your information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/  Deloitte Touche LLP

January 28, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, interest rate cap agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement (the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”);
•	Minimum return model (the “Minimum Return Model”);
•	Interest Rate Cap Agreement (the “Interest Rate Cap Agreement”) and
•	677 Ala Moana Amortization Schedule (the “677 Ala Moana Amortization Schedule”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	Loan Agreement
3	Loan Flag	None – Company Provided
4	Property Name	None – Company Provided
5	Property Address	Appraisal Report/Property Condition Report
6	Property City	Appraisal Report/Property Condition Report
7	Property State	Appraisal Report/Property Condition Report
8	Property Zip Code	Appraisal Report/Property Condition Report
9	Property County	Appraisal Report/Property Condition Report
10	Year Built	Appraisal Report/Property Condition Report
11	Year Renovated	Appraisal Report/Property Condition Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No of Units	Rent Roll/Appraisal Report
15	Unit of Measure	Rent Roll/Appraisal Report
16	Occupancy %	Rent Roll/Appraisal Report
17	Occupancy Source Date	Rent Roll/Appraisal Report
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Principals (Individuals)	Loan Agreement
22	Related Borrower (Y/N)	None – Company Provided
23	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
25	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
26	Commitment Original Balance ($)	Loan Agreement [1]
27	Initial Funded Amount ($)	Loan Agreement [2]
28	Future Funding Trigger / Requirements	Loan Agreement
29	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
30	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
31	Percentage of Future Funding	Refer to Calculation Procedures below
32	Percentage of UPB	Refer to Calculation Procedures below
33	Cut-off Date Contributed Balance	Servicer Report
34	Mortgage Loan % of Cut-off Date Contributed Balance	Refer to Calculation Procedures below
35	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
36	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
37	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
38	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
39	Note Date	Loan Agreement

1 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Original Balance ($) for each related mortgaged property is equal to the product of (a) the Commitment Original Balance ($) for the related Collateral Interest and (b) the related Allocable Share. “Allocable Share” shall equal the quotient of (i) the allocated loan amount of each related mortgaged property (as set forth on the Loan Agreement) and (ii) the aggregate allocated loan amount for such Collateral Interest.

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share.

Count	Characteristic	Source Document
40	First Payment Date	Loan Agreement
41	Initial Maturity Date	Loan Agreement
42	Fully Extended Maturity Date	Loan Agreement
43	Initial Loan Term (Original)	Refer to Calculation Procedures below
44	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
45	Cut-off Date Seasoning	Refer to Calculation Procedures below
46	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
47	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
48	Extension Options	Loan Agreement
49	Extension Options Description	Loan Agreement
50	1st Extension Option Description	Loan Agreement
51	2nd Extension Option Description	Loan Agreement
52	3rd Extension Option Description	Loan Agreement
53	4th Extension Option Description	Loan Agreement
54	5th Extension Option Description	Loan Agreement
55	First Extension Period (Months)	Loan Agreement
56	First Extension Fee %	Loan Agreement
57	First Extension Fee ($)	Refer to Calculation Procedures below
58	First Extension Floor	Loan Agreement
59	First Extension Cap	Loan Agreement
60	Second Extension Period (Months)	Loan Agreement
61	Second Extension Fee %	Loan Agreement
62	Second Extension Fee ($)	Refer to Calculation Procedures below
63	Second Extension Floor	Loan Agreement
64	Second Extension Cap	Loan Agreement
65	Third Extension Period (Months)	Loan Agreement
66	Third Extension Fee %	Loan Agreement
67	Third Extension Fee ($)	Refer to Calculation Procedures below
68	Third Extension Floor	Loan Agreement
69	Third Extension Cap	Loan Agreement
70	Fourth Extension Period (Months)	Not Applicable
71	Fourth Extension Fee %	Not Applicable
72	Fourth Extension Fee ($)	Not Applicable
73	Fourth Extension Floor	Not Applicable
74	Fourth Extension Cap	Not Applicable
75	Fifth Extension Period (Months)	Not Applicable
76	Fifth Extension Fee %	Not Applicable
77	Fifth Extension Fee ($)	Not Applicable
78	Fifth Extension Floor	Not Applicable
79	Fifth Extension Cap	Not Applicable
80	Exit Fee %	Loan Agreement
81	Exit Fee ($)	Refer to Calculation Procedures below
82	Exit Fee Balance	Loan Agreement
83	Rate Type	Loan Agreement
84	Index for Floating Rate	Loan Agreement
85	Fully Funded Mortgage Loan Margin %	Loan Agreement
86	Rounding Factor	Loan Agreement
87	Time of Rounding (Before Spread, After Spread)	Loan Agreement
88	Rounding Direction	Loan Agreement

Count	Characteristic	Source Document
89	Lookback Period	Loan Agreement
90	LIBOR Floor %	Loan Agreement
91	Mortgage Rate Floor	Loan Agreement
92	LIBOR Cap Strike Price %	Loan Agreement
93	Mortgage Rate Cap	Loan Agreement
94	LIBOR Cap Provider	Loan Agreement
95	LIBOR Cap Provider Rating	Ratings Screenshots
96	LIBOR Cap Expiration Date	Interest Rate Cap Agreement
97	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
98	B Note / Mezz Loan %	Refer to Calculation Procedures below
99	Interest Accrual Basis	Loan Agreement
100	Interest Rate Change	Loan Agreement
101	Interest Rate Change Amount	Loan Agreement
102	Interest Rate Change Trigger	Loan Agreement
103	Grace Period Default (Days)	Loan Agreement
104	Grace Period Late (Days)	Loan Agreement
105	Grace Period Balloon (Days)	Loan Agreement
106	Original Prepayment Provision	Loan Agreement/Minimum Return Model
107	Remaining Prepayment Provision	Loan Agreement/Minimum Return Model
108	Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Minimum Return Model
109	Rate for Prepayment Protection	Loan Agreement
110	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
111	Partial Release and/or Prepayment Description	Loan Agreement
112	IO Number of Months through Initial Term	Loan Agreement
113	IO Number of Months through Fully Extended Loan Term	Loan Agreement
114	Amortization Type	Loan Agreement
115	Amortization Style	Loan Agreement
116	Amort Number of Months	Loan Agreement
117	Amortization Rate	Loan Agreement
118	Amortization Rate Mechanics	Loan Agreement
119	Amortization Basis	Loan Agreement
120	Amortization Type During Initial Term	Loan Agreement
121	Amortization Type During Extensions	Loan Agreement
122	Appraisal Valuation Date	Appraisal Report
123	As-Is Appraised Value	Appraisal Report
124	Stabilized Appraised Value	Appraisal Report
125	Appraisal Anticipated Stabilization Date	Appraisal Report
126	USPAP Appraisal (Y/N)	Appraisal Report
127	FIRREA Appraisal (Y/N)	Appraisal Report
128	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
129	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
130	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
131	Third Most Recent As Of Date	Underwriting Model
132	Third Most Recent Actual Revenues	Underwriting Model
133	Third Most Recent Actual Expenses	Underwriting Model
134	Third Most Recent Actual NOI	Underwriting Model
135	Third Most Recent Actual NCF	Underwriting Model

Count	Characteristic	Source Document
136	Second Most Recent As Of Date	Underwriting Model
137	Second Most Recent Actual Revenues	Underwriting Model
138	Second Most Recent Actual Expenses	Underwriting Model
139	Second Most Recent Actual NOI	Underwriting Model
140	Second Most Recent Actual NCF	Underwriting Model
141	Most Recent As Of Date	Underwriting Model
142	Most Recent Actual Revenues	Underwriting Model
143	Most Recent Actual Expenses	Underwriting Model
144	Most Recent Actual NOI	Underwriting Model
145	Most Recent Actual NCF	Underwriting Model
146	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
147	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
148	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
149	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
150	Underwritten Occupancy %	Underwriting Model
151	Underwritten Revenues	Underwriting Model
152	Underwritten Expenses	Underwriting Model
153	Underwritten NOI	Underwriting Model
154	Underwritten Reserves	Underwriting Model
155	Underwritten NCF	Underwriting Model
156	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
157	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
158	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
159	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
160	Underwritten Stabilized Occupancy %	Underwriting Model
161	Underwritten Stabilized Revenues	Underwriting Model
162	Underwritten Stabilized Expenses	Underwriting Model
163	Underwritten Stabilized NOI	Underwriting Model
164	Underwritten Stabilized Reserves	Underwriting Model
165	Underwritten Stabilized NCF	Underwriting Model
166	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
167	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
168	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
169	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
170	Appraisal Stabilized Occupancy %	Appraisal Report/Underwriting Model
171	Appraisal Stabilized Revenues	Appraisal Report/Underwriting Model
172	Appraisal Stabilized Expenses	Appraisal Report/Underwriting Model
173	Appraisal Stabilized NOI	Appraisal Report/Underwriting Model
174	Appraisal Stabilized Reserves	Appraisal Report/Underwriting Model
175	Appraisal Stabilized NCF	Appraisal Report/Underwriting Model

Count	Characteristic	Source Document
176	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
178	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
179	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
180	Loan Cross Portfolio Name	None – Company Provided
181	Lien Position	Title Policy
182	Full Recourse (Y/N/Partial)	Guaranty
183	Recourse Provisions	Guaranty
184	Recourse Carveout Guarantor	Loan Agreement/Guaranty
185	Title Vesting (Fee/Leasehold/Both)	Title Policy
186	Ground Lease Payment (Annual)	Ground Lease
187	Ground Lease Initial Expiration Date	Ground Lease
188	Ground Lease Extension (Y/N)	Ground Lease
189	# of Ground Lease Extension Options	Ground Lease
190	Ground Lease Expiration Date with Extension	Ground Lease
191	Type of Lockbox	Loan Agreement/CMA
192	Cash Management (Springing/In-place)	Loan Agreement/CMA
193	Lockbox Trigger Event	Loan Agreement/CMA
194	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
195	Environmental Escrow (Cut-off Date)	Servicer Report
196	Tax Escrow (Cut-off Date)	Servicer Report
197	Tax Escrow (Monthly)	Servicer Report
198	Springing Tax Escrow Description	Loan Agreement/Servicer Report
199	Insurance Escrow (Cut-off Date)	Servicer Report
200	Insurance Escrow (Monthly)	Servicer Report
201	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
202	Replacement Reserve (Cut-off Date)	Servicer Report
203	Replacement Reserve (Monthly)	Servicer Report
204	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
205	TI/LC Reserve (Cut-off Date)	Servicer Report
206	Monthly TI/LC Reserve ($)	Servicer Report
207	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
208	Cut-off Other Reserve 1 ($)	Servicer Report
209	Other Escrow 1 (Monthly)	Servicer Report
210	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
211	Cut-off Other Reserve 2 ($)	Servicer Report
212	Other Escrow 2 (Monthly)	Servicer Report
213	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
214	Engineering Report Date	Property Condition Report
215	Environmental Report Date (Phase I)	ESA Phase I Report
216	Environmental Report Date (Phase II)	Not Applicable
217	Environmental Insurance (Y/N)	Insurance Certificate
218	Seismic Report Date	Seismic Report
219	Seismic PML %	Seismic Report

Count	Characteristic	Source Document
220	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
221	Single-Tenant (Y/N)	Rent Roll
222	Property Manager	Loan Agreement/Property Management Agreement
223	TIC (Y/N)	Loan Agreement
224	Max Number of TICs	Loan Agreement
225	Single Purpose Borrower (Y/N)	Loan Agreement
226	Independent Director (Y/N)	Loan Agreement
227	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
228	DST (Y/N)	Loan Agreement
229	IDOT (Y/N)	Loan Agreement
230	Largest Tenant Name	Rent Roll
231	Largest Tenant SqFt	Rent Roll
232	Largest Tenant Exp Date	Rent Roll
233	2nd Largest Tenant Name	Rent Roll
234	2nd Largest Tenant SqFt	Rent Roll
235	2nd Largest Tenant Exp Date	Rent Roll
236	3rd Largest Tenant Name	Rent Roll
237	3rd Largest Tenant SqFt	Rent Roll
238	3rd Largest Tenant Exp Date	Rent Roll
239	4th Largest Tenant Name	Rent Roll
240	4th Largest Tenant Sqft	Rent Roll
241	4th Largest Tenant Exp Date	Rent Roll
242	5th Largest Tenant Name	Rent Roll
243	5th Largest Tenant Sqft	Rent Roll
244	5th Largest Tenant Exp Date	Rent Roll
245	Senior Debt Amount	Not Applicable
246	Senior Debt Holder	Not Applicable
247	Senior Debt Rate	Not Applicable
248	Floor	Not Applicable
249	Maturity	Not Applicable
250	Amort	Not Applicable
251	Administrative Fee Rate	Not Applicable
252	Net Mortgage Rate	Not Applicable
253	In-place Senior Debt Service	Not Applicable
254	As Stabilized Senior Debt Service	Not Applicable
255	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
256	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
257	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
258	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
259	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
260	Permitted Future Debt (Y/N)	Loan Agreement
261	Type	Loan Agreement
262	Comments	Not Applicable
263	Subordinate Debt (Y/N)	Mezzanine Loan Document
264	Subordinate Debt Type (B-Note/Mezz)	Mezzanine Loan Document
265	Subordinate Debt Interest Rate	Mezzanine Loan Document
266	Subordinate Debt Fixed Amortization	Mezzanine Loan Document
267	Cut-off Other Reserve 3 ($)	Servicer Report

Count	Characteristic	Source Document
268	Other Escrow 3 (Monthly)	Servicer Report
269	Other (Springing) Escrow Reserve 3 Description	Loan Agreement/Servicer Report
270	Cut-off Other Reserve 4 ($)	Servicer Report
271	Other Escrow 4 (Monthly)	Servicer Report
272	Other (Springing) Escrow Reserve 4 Description	Loan Agreement/Servicer Report
273	Cut-off Other Reserve 5 ($)	Servicer Report
274	Other Escrow 5 (Monthly)	Servicer Report
275	Other (Springing) Escrow Reserve 5 Description	Loan Agreement/Servicer Report
276	Cut-off Other Reserve 6 ($)	Servicer Report
277	Other Escrow 6 (Monthly)	Servicer Report
278	Other (Springing) Escrow Reserve 6 Description	Loan Agreement/Servicer Report

Calculation Procedures

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (P&I) by using Mortgage Loan Cut-off Date Balance ($), Fully Funded Mortgage Loan Rate % and Amort Number of Months. This procedure was not performed for those Collateral Interests with an “Amortization Type During Initial Term” of “Interest Only; Balloon.” With respect to the Collateral Interest identified on the Data File as “677 Ala Moana,” we recomputed the Annual Debt Service Payment (P&I) as the sum of (a) the product of the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Fully Funded Mortgage Loan Rate % and (iii) 365/360 and (b) the average of the schedule principal payments from January 9, 2022 through April 9, 2022, as set forth in the 677 Ala Moana Amortization Schedule, multiplied by 12.

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360. With respect to the Collateral Interest identified on the Data File as “677 Ala Moana,” we recomputed the Annual Debt Service Payment (Cap) as the sum of (a) the product of the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) 365/360 and (b) the average of the schedule principal payments from January 9, 2022 through April 9, 2022, as set forth in the 677 Ala Moana Amortization Schedule, multiplied by 12.

With respect to Characteristic 29, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 31, we recomputed the Percentage of Future Funding by dividing each respective Collateral Interest’s Cut-off Date Future Funding Remaining Balance ($) by the sum of the loan level Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 32, we recomputed the Percentage of UPB by dividing each respective Collateral Interest’s Mortgage Loan Cut-off Date Balance ($) by the sum of the loan level Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 34, we recomputed the Mortgage Loan % of Cut-off Date Contributed Balance by dividing the Cut-off Date Contributed Balance by the sum of the Cut-off Date Contributed Balances of all the Collateral Interests.

With respect to Characteristic 35, for those Collateral Interests with an Amortization Type During Initial Term of “Interest-only; Balloon” we set the Mortgage Loan Balloon Payment ($) equal to the Mortgage Loan Cut-off Date Balance ($) and with respect to the Collateral Interest identified on the Data File as “677 Ala Moana,” we recomputed the Mortgage Loan Balloon Payment ($) using the scheduled principal payments set forth in the 677 Ala Moana Amortization Schedule.

With respect to Characteristic 36, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 37, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 38, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 43, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 44, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 45, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in Cut-off Date.

With respect to Characteristic 46, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 47, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 57, we recomputed the First Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the First Extension Fee %, as applicable.

With respect to Characteristic 62, we recomputed the Second Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Second Extension Fee %, as applicable.

With respect to Characteristic 67, we recomputed the Third Extension Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Third Extension Fee %, as applicable.

With respect to Characteristic 81, we recomputed the Exit Fee ($) as the product of (i) the Commitment Original Balance ($) and (ii) the Exit Fee %, as applicable.

With respect to Characteristic 97, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) “Assumed LIBOR” of 0.10529% or for the Collateral Interest identified on the Data File as “Kadisha Portfolio 2,” “Assumed SOFR” of 0.05883% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 98, we recomputed the B Note / Mezz Loan % by dividing the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the sum of the (i) Commitment Original Balance ($) and (ii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($). This procedure was performed for only those Collateral Interests with Subordinate Debt and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the B Note / Mezz Loan % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 128, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 129, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) sum of the (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($) by (b) Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 130, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by the Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 146, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 147, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral Interests with a Most Recent Actual NCF and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 148, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 149, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NCF and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 156, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Kadisha Portfolio 1,” “Westin Charlotte,” “Residences at Payton Place,” “300 Lafayette” and “Kadisha Portfolio 2,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 157, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the (a) Annual Debt Service Payment (IO) or, (b) for those Collateral Interests with an Amortization Type During Initial Term of “Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Kadisha Portfolio 1,” “Westin Charlotte,” “Residences at Payton Place,” “300 Lafayette” and “Kadisha Portfolio 2,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 158, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. With respect to the Collateral Interest identified on the Data File as “Residences at Payton Place,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 159, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. With respect to the Collateral Interest identified on the Data File as “Residences at Payton Place,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the sum of (i) Cut-off Date Future Funding Remaining Balance ($) and (ii) Mortgage Loan Cut-off Date Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360 plus, in the case of the Collateral Interest identified on the Data File as “677 Ala Moana,” the average of the schedule principal payments from January 9, 2022 through April 9, 2022, as set forth in the 677 Ala Moana Amortization

Schedule, multiplied by 12. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 168, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of (a) the Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 169, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 179, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of (a) Cut-off Date Future Funding Remaining Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 255, we recomputed the Cut-off Date Total Debt Balance as the sum of the Mortgage Loan Cut-off Date Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if any.

With respect to Characteristic 257, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 258, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the sum of the Annual Debt Service Payment (IO) and the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Bal ($), (ii) the mezzanine debt interest rate (as derived from the Mezzanine Loan Document) and (iii) a fraction equal to 365/360. This procedure was only performed for those Collateral Interests with mezzanine debt (each as ascertained from the Loan Agreement).

With respect to Characteristic 259, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “575 Fifth Avenue,” “Kadisha Portfolio 1,” “Westin Charlotte,” “Residences at Payton Place,” “300 Lafayette” and “Kadisha Portfolio 2,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00.